Bank credit lines and loan facilities - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 3,526,213	$ 3,806,213
Less current portion of debt	(79,762)	(110,150)
Total long-term debt	3,446,451	3,696,063
Less debt issuance costs and debt discount	(26,717)	(30,624)
Total long-term debt, net	$ 3,419,734	$ 3,665,439
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	7.302%	7.86%	1.00%
Total debt	$ 2,976,213	$ 3,251,213
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%	2.875%	2.875%
Total debt	$ 500,000	$ 500,000
Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.179%	6.72%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Total debt	$ 50,000	$ 55,000